SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). These consolidated financial statements include the accounts of the Company, MethylGene US Inc. and MethylGene. All significant inter-company transactions, balances, revenue and expenses have been eliminated upon consolidation.

Mirati was incorporated under the laws of the State of Delaware on April 29, 2013. The Company was created to enter into an arrangement agreement described below.

On May 8, 2013, the Company's Board of Directors approved and the Company entered into an arrangement agreement with MethylGene. Subject to the terms and conditions of the arrangement agreement, which was consummated on June 28, 2013, the shareholders of MethylGene received one share of the Company's common stock in exchange for every 50 common shares of MethylGene, which had the effect of a 50 for 1 reverse split of the common shares pursuant to a court-approved plan of arrangement under Section 192 of the Canada Business Corporations Act. Such transaction is referred to herein as the Arrangement. In addition, all outstanding options and warrants to purchase common shares of MethylGene became exercisable on a 50-for-1 basis for shares of our common stock, and a proportionate adjustment was made to the exercise price or conversion price, as applicable. Upon completion of the Arrangement, MethylGene became the Company's wholly-owned subsidiary. The shares of the Company's common stock issued at the closing of the Arrangement were issued in reliance upon the exemption from registration under Section 3(A)(10) of the Securities Act of 1933, as amended. These financial statements reflect the completion of the Arrangement, which was consummated on June 28, 2013 (refer to note 21).

Foreign currency translation

Foreign Currency Transactions

Foreign currency transactions are initially recorded by the Company using the exchange rates prevailing at the date of the transaction. At the balance sheet date, monetary assets and liabilities denominated in foreign currencies are translated at the period-end rates of exchange. Non-monetary assets and liabilities are translated at the historical exchange rates. Exchange gains and losses arising from the translation of foreign currency items are included in other (expense)/income in the consolidated statements of operations and comprehensive loss. The Company recognized net foreign exchange losses of $754,000 and net foreign exchange gains of $11,000 in other (expense)/income in the consolidated statement of operations and comprehensive loss for the three months ended June 30, 2013 and 2012, respectively. The Company recognized net foreign exchange losses of $1.4 million and net foreign exchange gains of $10,000 in other (expense)/income in the consolidated statement of operations and comprehensive loss for the six months ended June 30, 2013 and 2012, respectively.

Foreign currency translation

Foreign currency transactions are initially recorded by the Company using the exchange rates prevailing at the date of the transaction. At the balance sheet date, monetary assets and liabilities denominated in foreign currencies are translated at the period-end rates of exchange. Non-monetary assets and liabilities are translated at the historical exchange rates. Exchange gains and losses arising from the translation of foreign currency items are included in other income in the consolidated statements of operations and comprehensive loss. The Company recognized net foreign exchange losses of $12 thousand and net foreign exchange gains of $44 thousand in other income in the consolidated statement of operations and comprehensive loss for the years ended December 31, 2012 and 2011, respectively.

Reporting currency

Reporting currency

The Company's functional currency is the Canadian dollar and its reporting currency is the U.S. dollar. For presentation purposes, assets and liabilities are translated to U.S. dollars at exchange rates at the reporting date. Income and expenses are translated to U.S. dollars at the average exchange rate for the period in which the transactions occur. Equity transactions are translated at the spot exchange rates on the date the transactions occur. Exchange rate differences are recognized in a separate component of stockholders' equity titled accumulated other comprehensive income.

Cash and cash equivalents

Cash and cash equivalents

Cash is comprised of cash on hand and cash equivalents. Cash equivalents are marketable securities comprised of bankers' acceptances and other short-term investment vehicles that are highly liquid and are readily convertible to known amounts of cash, which are subject to an insignificant risk of change in value, and have a maturity of less than 90 days from the date of purchase.

Marketable securities and term deposits

Marketable securities and term deposits

Marketable securities consist of bankers' acceptances and other investment vehicles that are highly liquid and are readily convertible to known amounts of cash, which are subject to an insignificant risk of change in value, and have an original maturity of greater than 90 days.

Property and equipment

Property and equipment

Property and equipment is stated at historical cost less accumulated depreciation and/or accumulated impairment losses, if any. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Subsequent costs are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. All other repairs and maintenance are charged to net loss during the financial period in which they are incurred.

Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Computer equipment	3 years
Office and other equipment	6 years
Laboratory equipment	6 years
Leasehold improvements	Over the life of the lease

On disposal of property and equipment, the cost and related accumulated depreciation and impairments are removed from the financial statements and the net amount, less any proceeds, is included in net loss.

Impairment of property and equipment

Impairment of property and equipment

The Company assesses its property and equipment for impairment whenever events or changes in circumstances (a "triggering event") indicate that the carrying value of a group of long-lived assets may not be recoverable. If such circumstances are determined to exist, an estimate of undiscounted future cash flows produced by the long-lived asset, including its eventual residual value, is compared to the carrying value to determine whether impairment exists. In the event that such cash flows are not expected to be sufficient to recover the carrying amount of the assets, the assets are written-down to their estimated fair values. Fair value is estimated through discounted cash flow models to project cash flows from the asset. The Company did not recognize an impairment charge related to its property and equipment during 2012 and 2011.

Stock-based compensation plan

Stock-based compensation plan

The Company has a stock option compensation plan in which the fair value of stock options granted is determined at the date of the grant using the Black-Scholes option-pricing model and is expensed over the vesting period of the options. Awards with graded vesting are considered multiple awards for fair value measurement and stock-based compensation calculation. In determining the expense, the Company deducts the number of options that are expected to be forfeited at the time of a grant and revises this estimate, if necessary, in subsequent years if actual forfeitures differ from those estimated. Any amounts paid by employees on exercise of the stock options and subsequent purchase of stock are credited to common stock.

Common stock issue costs		Common stock issue costs Common stock issue costs incurred by the Company are recorded as a reduction of common stock.
Revenue recognition

Revenue recognition

The Company recognizes revenue from research collaboration agreements and licensing arrangements.

Revenue from research collaboration agreements recognized as separate units of accounting are recognized as the contracted services are performed, in accordance with the terms of the specific agreements and when collection is reasonably assured.

Revenue recognized but not invoiced to partners is recorded as unbilled revenue. Combined elements, including up-front payments for the use of technology where further services are to be provided or fees received on the signing of research agreements, are recognized over the period of performance of the related activities. As such, up-front licensing revenue is deferred and recognized over the term during which the Company maintains substantive contractual obligations and amounts received in advance of recognition of revenue are reported as deferred revenue.

In the event that the period of the substantive obligations changes, the appropriate adjustment will be made to the amortization of deferred revenue.

Research collaboration agreements and licensing arrangements may include multiple elements. Revenue arrangements with multiple elements are reviewed in order to determine whether the multiple elements can be divided into separate units of accounting. If separable, the consideration received is allocated among the separate units of accounting based on their relative fair values, and the applicable revenue recognition criteria are applied to each of the separate units. Otherwise, the applicable revenue recognition criteria are applied to combined elements as a single unit of accounting.

The Company applies a hierarchy to determine the selling price to be used for allocating revenue to deliverables as follows: (i) vendor-specific objective evidence ("VSOE") of fair value, (ii) third-party evidence of selling price ("TPE"), and (iii) best estimate of the selling price ("ESP"). Where VSOE and TPE are not available, the Company's process for determining ESP includes multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable.

The Company executes collaborative agreements which may contain milestone payments. Revenue from milestones, if they are considered substantive, are recognized upon successful accomplishment of the milestones. Determining whether a milestone is substantive involves judgment, including an assessment of its involvement in achieving the milestones and whether the amount of the payment is commensurate to its performance. If not considered substantive, milestones are initially deferred and recognized over the remaining performance obligation.

Investment tax credits

Investment tax credits

The Company's accounts include claims for investment tax credits ("ITCs") relating to scientific research and experimental development activities of the Company. The qualification and recording of these activities for investment tax credit purposes are established by the Canadian federal and Provincial Tax Acts and are subject to audit by the taxation authorities. Refundable ITCs are reflected as reductions of expenses or reductions of the cost of the assets to which they relate when there is reasonable assurance that the assistance will be received and all conditions have been complied with. The non-refundable ITCs are carried forward to a time and will be recognized when it is more likely than not that the Company will become subject to Canadian federal taxes, at which time, said ITCs are applied as a reduction of tax expense.

Research and development expenses

Research and development expenses

Research and development expenditures are charged to net loss in the period in which they are incurred and comprise of the following types of costs incurred in performing research and development activities and those incurred in connection with research and development revenue: salaries and benefits, allocated overhead and occupancy costs, clinical trial and related clinical manufacturing costs, contract services, and other outside costs.

Income taxes

Income taxes

Income taxes have been accounted for using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance against deferred tax assets is recorded if, based upon the weight of all available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. For uncertain tax positions that meet "a more likely than not" threshold, the Company recognizes the benefit of uncertain tax positions in the consolidated financial statements.

Sales tax

Sales tax

Revenue, expenses and assets are recognized net of the amount of sales tax, except where the sales tax incurred on a purchase of assets or services that is not recoverable from the taxation authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable. The net amount of sales tax recoverable from, or payable to the taxation authority is included as part of other current assets or accounts payable in the Consolidated Balance Sheet.

Net loss per share

Net loss per share

Loss per share is calculated using the weighted average number of shares of common stock outstanding during the period. Diluted loss per share is calculated giving effect to the exercise of all dilutive factors, and assumes that any proceeds that could be obtained upon the exercise of options would be used to purchase shares of common stock at the average market price during the year. Common stock equivalents from stock options and warrants are excluded from the calculation of net loss per share for all periods presented because the effect is anti-dilutive.

Financial instruments

Financial instruments

Fair value

Cash equivalents, marketable securities and restricted cash equivalents and marketable securities are held for trading as they are managed and their performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy, and information about the investments is provided internally on that basis to key management personnel. Unrealized gains/losses are included in other income in the statement of operations and comprehensive loss. Transaction costs are expensed. The amortization of acquisition premiums and discounts is recorded as a deduction from or addition to interest earned on those financial assets, respectively.

Other financial assets

Other financial assets are initially recorded at fair value and are subsequently measured at amortized cost using the effective interest rate method less impairment. The Company's other financial assets consist of interest receivable, other receivables and security deposits. The carrying amount of these financial assets is a reasonable approximation of their fair value due to the short-term nature of these financial assets.

Other financial liabilities

All financial liabilities are recognized initially at fair value and subsequently measured at amortized cost. The Company's financial liabilities include accounts payable and accrued liabilities. The carrying value of the accounts payable and accrued liabilities approximates their fair value due to the short-term nature of these financial liabilities.

Interest Income

Interest Income

Interest income earned on cash equivalents and marketable securities balances is recognized on an accrual basis as earned and reported in other income in the statement of operations and comprehensive loss. The Company recognized net interest income of $0.2 million and $0.3 million for the years ended December 31, 2012 and 2011, respectively.

Use of Estimates

Use of Estimates

The preparation of the Company's consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts or revenue and expenses during the reporting period.

Reported amounts and note disclosures reflect the overall economic conditions that are most likely to occur and anticipated measures management intends to take. Actual results could differ materially from those estimates. Estimates and assumptions are reviewed quarterly. All revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.